March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Variable Account - 9 (“Registrant”)
File No. 811-08241
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life Insurance Company and Nationwide Variable Account - 9, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Legal Fund Name	CIK
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	0000825316
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	0000355916
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	0001413032
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	0000814230
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	0001056707
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
Dreyfus Stock Index Fund, Inc.: Initial Shares	0000846800
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	0000813383
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	0000813383
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares	0000813383
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	0000813383
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	0000813383
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares	0000912577
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	0000912577
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	0000912577
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	0000927384
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares	0001046292
Guggenheim Variable Fund - Multi-Hedge Strategies	0001064046
Guggenheim Variable Funds Trust - Series D (World Equity Income Series))	0000217087
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)	0000217087
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)	0000217087
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series P (High Yield Series)	0000217087
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)	0000217087
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)	0000217087
Invesco - Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Invesco - Invesco V.I. American Franchise Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Comstock Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Health Care Fund: Series I Shares	0000896435
Invesco - Invesco V.I. International Growth Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Mid Cap Core Equity: Series II Shares	0000896435
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	0000896435
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016

Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Value: Class II	0000810016
Janus Henderson VIT Balanced Portfolio: Service Shares	0000906185
Janus Henderson VIT Flexible Bond Portfolio: Service Shares	0000906185
Janus Henderson VIT Forty Portfolio: Service Shares	0000906185
Janus Henderson VIT Global Technology Portfolio: Service Shares	0000906185
Janus Henderson VIT Overseas Portfolio: Service Shares	0000906185
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0000909221
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	0000855396
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II - MFS International Value Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class	0000719269
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Mid Cap Growth Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund	0000810695
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	0000353905

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	0000355411
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	0000752737
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class	0001047304
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	0001006387
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II	0000918294
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Service Shares	0000890064
VanEck VIP Trust - Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust - Global Hard Assets Fund: Class S	0000811976
VanEck VIP Trust - Global Hard Assets Fund: Initial Class	0000811976

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares	0001068663
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	0001081402
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco
Associate Vice President, Product Management